Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Significant Noncash Transactions [Line Items]
Interest and related fees paid	$ 240.6	$ 186.7	$ 254.8
Non-cash purchase agreement investing activity in connection with Norwegian Sky	$ 206.1